The Gabelli Value 25 Fund Inc.

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.3%
	Aerospace — 3.3%
226,000	Aerojet Rocketdyne Holdings Inc.†	$9,015,140

	Automotive — 2.0%
129,000	Navistar International Corp.†	5,616,660

	Automotive: Parts and Accessories — 2.8%
34,000	Garrett Motion Inc.†	117,300
79,000	Genuine Parts Co.	7,518,430

		7,635,730

	Broadcasting — 13.7%
7,000	Liberty Broadband Corp., Cl. A†	992,670
46,500	Liberty Broadband Corp., Cl. C†	6,643,455
110,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	3,638,800
166,000	MSG Networks Inc., Cl. A†	1,588,620
817,000	ViacomCBS Inc., Cl. A	24,746,930

		37,610,475

	Building and Construction — 0.4%
30,000	Johnson Controls International plc	1,225,500

	Business Services — 1.1%
115,000	Macquarie Infrastructure Corp.	3,092,350

	Cable and Satellite — 6.4%
76,000	AMC Networks Inc., Cl. A†	1,877,960
130,000	Comcast Corp., Cl. A	6,013,800
154,000	DISH Network Corp., Cl. A†	4,470,620
81,000	EchoStar Corp., Cl. A†	2,016,090
49,000	Liberty Global plc, Cl. A†	1,029,490
38,000	Liberty Global plc, Cl. C†	780,330
36,000	Rogers Communications Inc., Cl. B	1,427,400

		17,615,690

	Communications Equipment — 0.5%
80,000	Loral Space & Communications Inc.	1,464,000

	Consumer Products — 10.5%
77,000	Edgewell Personal Care Co.†	2,146,760
57,500	Energizer Holdings Inc.	2,250,550
200,000	Qurate Retail Inc., Cl. A	1,436,000
281,000	Swedish Match AB	22,992,435

		28,825,745

	Diversified Industrial — 4.1%
36,160	Ampco-Pittsburgh Corp.†	126,199
79,000	Crane Co.	3,960,270
37,000	DuPont de Nemours Inc.	2,052,760
30,500	Honeywell International Inc.	5,020,605

		11,159,834

	Electronics — 9.0%
155,000	Resideo Technologies Inc.†	1,705,000

Shares		Market Value

301,500	Sony Corp., ADR	$23,140,125

		24,845,125

	Energy and Utilities — 2.7%
180,000	National Fuel Gas Co.	7,306,200

	Entertainment — 9.5%
40,000	Discovery Inc., Cl. A†	870,800
180,000	Discovery Inc., Cl. C†	3,528,000
48,000	Fox Corp., Cl. A.	1,335,840
336,500	Grupo Televisa SAB, ADR†	2,079,570
20,000	Liberty Media Corp.- Liberty Braves, Cl. A†	417,600
107,040	Liberty Media Corp.- Liberty Braves, Cl. C†	2,248,911
58,500	Madison Square Garden Entertainment Corp.†	4,006,665
52,500	Madison Square Garden Sports Corp.†	7,900,200
29,500	The Walt Disney Co.	3,660,360

		26,047,946

	Environmental Services — 6.2%
118,500	Republic Services Inc.	11,061,975
57,000	Waste Connections Inc.	5,916,600

		16,978,575

	Equipment and Supplies — 1.1%
63,000	CIRCOR International Inc.†	1,723,050
50,000	Flowserve Corp.	1,364,500

		3,087,550

	Financial Services — 8.0%
112,500	American Express Co.	11,278,125
200,000	The Bank of New York Mellon Corp.	6,868,000
8,000	The Goldman Sachs Group Inc.	1,607,760
100,000	Wells Fargo & Co.	2,351,000

		22,104,885

	Food and Beverage — 4.6%
58,500	Diageo plc, ADR	8,053,110
82,000	Mondelēz International Inc., Cl. A	4,710,900

		12,764,010

	Hotels and Gaming — 0.8%
63,000	Ryman Hospitality Properties Inc., REIT	2,318,400

	Machinery — 1.9%
183,744	CNH Industrial NV†	1,436,878
100,000	CNH Industrial NV, Borsa Italiana†	779,449
37,000	Xylem Inc.	3,112,440

		5,328,767

	Metals and Mining — 8.3%
360,500	Newmont Corp.	22,873,725

	Real Estate — 1.2%
59,000	Griffin Industrial Realty Inc.	3,153,550

The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Telecommunications — 0.7%
107,000	Telephone and Data Systems Inc.	$1,973,080

	Wireless Communications — 0.5%
50,000	United States Cellular Corp.†	1,476,500

	TOTAL COMMON STOCKS	273,519,437

	PREFERRED STOCKS — 0.2%
	Consumer Products — 0.2%
6,000	Qurate Retail Inc., 8.000%, 03/15/31	591,000

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
25,000	Ampco-Pittsburgh Corp., expire 08/01/25†	9,250

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 0.5%
	U.S. Cash Management Bill — 0.1%
$ 102,000	0.094%††, 11/10/20	$101,992

	U.S. Treasury Bills — 0.4%
1,190,000	0.082% to 0.110%†††, 12/03/20 to 12/31/20	1,189,788

	TOTAL U.S. GOVERNMENT OBLIGATIONS	1,291,780

	TOTAL INVESTMENTS — 100.0% (Cost $127,650,447)	$275,411,467

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
†††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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